Locations and Fair Values of Derivative Instruments (Detail) - Derivatives not designated as hedging instruments - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	¥ 474	¥ 297
Derivatives liabilities not designated as hedging instruments	80	2
Interest rate swap agreements | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		11
Interest rate swap agreements | Other asset
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		14
Foreign currency option contracts | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		64
Foreign currency option contracts | Other asset
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	474	208
Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	80
Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 0	¥ 2